EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE
EARNINGS (LOSS) PER SHARE

The following table provides the reconciliation between basic and diluted earnings (loss) per share:

	2018	2017 As adjusted	2016 As adjusted
Net earnings (loss)	$(24,610)	$4,518	$15,646

Weighted average shares used in computation of:
Basic	36,019	32,356	32,032
Assumed conversion	—	537	303
Diluted	36,019	32,893	32,335
Net earnings (loss) per share (in dollars):
Basic	$(0.68)	$0.14	$0.49
Diluted	(0.68)	0.14	0.48

As the Company incurred a loss for the year ended December 31, 2018, all equity awards for that year were anti-dilutive and were excluded from the diluted weighted average shares.